Eurocan Holdings, Ltd.

phone: 212 979 8562 | fax: 646 205 0908 | One Union Square West, Suite 610, New York, NY 10003

February 16, 2012

Via EDGAR and Mail

Larry Spirgel

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4628

Re:	Eurocan Resources Ltd.
Registration Statement on Form S-1
filed November 14, 2011
File No. 333-177918

Dear Mr. Spirgel:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 1 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 2.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, December 5, 2011. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Amendment No. 1 to Registration Statement on Form S-1

General

1. In response to the Staff’s comment, we advise as follows:

In 2004, we sold 200,000 shares of our common stock at a price of $0.0001 per share to one foreign resident purchaser for total cash proceeds of $20. The shares were issued without registration in reliance on an exemption provided by Rule 903(b)(3) of Regulation S, promulgated under the Securities Act of 1933 (the “Securities Act”). No general solicitation was made in connection with the offer or sale of these securities.

In 2004, we sold 2,500,000 shares of our common stock at a price of $0.0001 per share to two purchasers for total cash proceeds of $250. The shares were issued without registration in reliance on an exemption provided by section 4(2) of the Securities Act. No general solicitation was made in connection with the offer or sale of these securities.

Eurocan Holdings, Ltd.

In 2006, we issued 7,500,000 shares of our common stock in exchange for all the issued and outstanding shares of our operating subsidiary. The shares were issued without registration in reliance on an exemption provided by section 4(2) of the Securities Act. No general solicitation was made in connection with the offer or sale of these securities.

In 2007, we sold 2,000,000 shares of our common stock at a price of $0.025 per share to one foreign resident purchaser for total cash proceeds of $50,000. The shares were issued without registration in reliance on an exemption provided by Rule 903(b)(3) of Regulation S, promulgated under the Securities Act. These shares were resold in 2010 to four purchasers through private transactions exempt from registration under section 4(1) of the Securities Act. No general solicitation was made in connection with the offer or sale of these securities.

In November 2009 we sold 160,000 shares of our common stock at a price of $0.01 per share to 14 residents of New York for total cash proceeds of $1,600. The shares were issued without registration in reliance on exemptions provided by section 3(a)(11) of the Securities Act, section 4(2) of the Securities Act and Rule 504 of Regulation D, promulgated under the Securities Act. No general solicitation was made in connection with the offer or sale of these securities.

In May 2010, we sold 170,000 shares of our common stock at a price of $0.01 per share to 15 foreign residents for total cash proceeds of $1,700. The shares were issued without registration in reliance on an exemption provided by Rule 903(b)(3) of Regulation S, promulgated under the Securities Act. No general solicitation was made in connection with the offer or sale of these securities.

In July 2010 we sold 20,000 shares of our common stock at a price of $0.01 per share to two residents of New York for total cash proceeds of $200. The shares were issued without registration in reliance on exemptions provided by section 4(2) of the Securities Act and Rule 504 of Regulation D, promulgated under the Securities Act. No general solicitation was made in connection with the offer or sale of these securities.

In July 2010, we sold 40,000 shares of our common stock at a price of $0.01 per share to four foreign residents for total cash proceeds of $400. The shares were issued without registration in reliance on an exemption provided by Rule 903(b)(3) of Regulation S, promulgated under the Securities Act of 1933. No general solicitation was made in connection with the offer or sale of these securities.

In September 2010, we sold 120,000 shares of our common stock at a price of $0.01 per share to one resident of New York for total cash proceeds of $1,200. The shares were issued without registration in reliance on exemptions provided by section 3(a)(11) of the Securities Act, section 4(2) of the Securities Act and Rule 504 of Regulation D, promulgated under the Securities Act. No general solicitation was made in connection with the offer or sale of these securities.

Prospectus Cover Page

2. In response to the Staff’s comment, we have revised our disclosure on the cover page and throughout the prospectus to clarify that the offered shares will only be sold at a fixed price until our common stock is quoted on the OTCBB or the OTCQB.

Selling Stockholders, page 10

3. In response to the Staff’s comment, we have revised the table to include the number and percentage of shares beneficially held by Mr. Williams after the offering, which was inadvertently left out of the initial filing.

Description of Business, page 12

Overview, page 13

4. In response to the Staff’s comment, we have revised the disclosure to distinguish management’s belief from statements of fact concerning the differences between digital and traditional media.

Eurocan Holdings, Ltd.

Description of Our Services, page 13

5. In response to the Staff’s comment, we have revised the disclosure to delete the claims referenced by the Staff.

6. In response to the Staff’s comment, we have revised our disclosure to avoid the comparisons referenced by the Staff.

Employees, page 18

7. In response to the Staff’s comment, we have revised the disclosure to include Ms. Anastasio.

Results of Operations [page 20]

8. In response to the Staff’s comment, we have revised the disclosure to provide the information requested by the Staff.

Management’s Discussion and Analysis, page 18

Plan of Operations, page 19

9. In response to the Staff’s comment, we have deleted the statement that we believe cash flows from operations and our available capital will be sufficient to maintain our current level of operations for the next 12 months.

Six Months Ended June 30, 2011 Compared to the Six Months Ended June 30, 2010, page 20

10. In response to the Staff’s comment, in addition to updating the disclosure to September 30, 2011, we have expanded the discussion to explain the reasons for the decrease in management fees and increase in professional fees from 2010 to 2011.

Financial Statements

11. In response to the Staff’s comment, we have updated the financial statements and other financial information throughout the filing to include the interim period ended September 30, 2011. Under Rule 8-08 of Regulation S-X, promulgated under the Exchange Act of 1934, Eurocan advises that it has reported income from continuing operations for the fiscal years ended December 31, 2010 and 2009, and in good faith expects to report income from continuing operations for the fiscal year ended December 31, 2011.

Exhibits

12. In response to the Staff’s comment, we have filed a revised consent from our independent registered accounting firm that is properly formatted.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Eurocan Holdings Ltd. from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Eurocan Holdings Ltd. may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,

/s/ Michael Williams

Michael Williams

President

Enclosures